4. Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Financing Receivables
	2012	2011

Commercial loans, net	$3,604	$4,580
Less: Allowance for loan losses	–	–

	$3,604	$4,580

Commercial Loans
	2012	2011

Beginning balance	$4,580	$–
Additions	355	4,580
Repayments (from payoffs/sales)	(1,547)	–
Earned loan fee	216	–

Ending balance	$3,604	$4,580

Finance Receivables - By Classification:
Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
4 Lots and land for phases 3, 4, and 5			$1,095	$2,385
Interest Escrow			450	329
Loan Fee			750	–

Total BMH Loan			2,295	2,714
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
New IMA Loan (advances)	Demand*	COF +2% (7% Floor)	80	–
Existing IMA Loan	Demand**	7%	1,687	1,910

Total IMA Loans			2,017	1,910

Unearned loan fee			(708)	–
SF Loan			–	1,500

Total			$3,604	$6,124

Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
16 Lots and land for phases 3, 4, and 5			$2,368	$3,690
Interest Escrow			450	450
Loan Fee			750	–

Total BMH Loan			3,568	4,140
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
Existing IMA Loan	Demand**	7%	1,686	1,910

Total IMA Loans			1,936	1,910

Unearned loan fee			(924)	–
SF Loan			–	1,500

Total			$4,580	$7,550

	December 31, 2012	December 31, 2011

Pass	$3,604	$4,580
Special mention	–	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$3,604	$4,580